Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000143786 [Member] | Fox Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | Urban Outfitters, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | Nexstar Media Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Match Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | H&R Block, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000143786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143786 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143787 [Member] | Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143787 [Member] | Eiffage SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143787 [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143787 [Member] | Evolution Mining Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143787 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000143787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000143787 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000143787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000143787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143787 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143787 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143787 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143787 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143787 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143787 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143788 [Member] | Fox Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Corcept Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143788 [Member] | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | TKO Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Garmin Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000143788 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143788 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143788 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143788 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143788 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143789 [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143789 [Member] | Leonardo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143789 [Member] | Kawasaki Heavy Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143789 [Member] | Jungheinrich AG, 0.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000143789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000143789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143789 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000143789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143789 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143789 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000143789 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143789 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000143789 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000143789 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000143789 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143789 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143789 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143789 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143789 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143789 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143789 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143789 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183146 [Member] | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000183146 [Member] | Alpha Architect US Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000183146 [Member] | Alpha Architect International Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000183146 [Member] | Alpha Architect International Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000183146 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183146 [Member] | Momentum ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000183146 [Member] | Value ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000238196 [Member] | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238196 [Member] | GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000238196 [Member] | United States Treasury Bill, 4.11%, 09/04/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000238196 [Member] | Vanguard Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000238196 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238196 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000238196 [Member] | Intermediate US Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000238196 [Member] | Commodities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000238588 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.80%
C000238588 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.80%)
C000237974 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000237974 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254986 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.10%
C000254986 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.30%)